SCHEDULE OF CUMULATIVE MATURITIES OF LONG -TERM LOANS AND CREDIT FACILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Remaining three months	$ 143,621
Year 1	610,662	$ 1,591,919
Year 2	675,536	1,755,061
Year 3	746,153	1,934,939
Year 4	826,570	2,096,550
Year 4 thereafter	2,377,962
Year 5		1,537,789
Year 5 thereafter		2,377,961
Total	5,380,504	11,294,219
Less: debt issuance costs	(139,267)	(233,900)
Total	$ 5,241,237	$ 11,060,319	$ 12,417,737